DISCONTINUED OPERATIONS (Details 5) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2018 USD ($)
Due to related parties	¥ 0	¥ 22,640		$ 0
Beijing Shihui [Member]
Due to related parties	0	22,640
Sales to related parties	¥ 0	¥ 183,487	¥ 102,234